Cover	Aug. 12, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119460
Document Period End Date	Aug. 12, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2617
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The trust will invest at least 80% of the value of its assets in shares of ETFs that invest substantially all of their assets in fixed-income securities of varying credit qualities and maturities. Such fixed-income securities may include convertible securities, senior loans, floating-rate instruments, mortgage-backed securities and municipal bonds. Some of the ETFs may not be diversified funds.